Subsequent Events (Details) - USD ($)														6 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Aug. 21, 2024	Jul. 31, 2024	Jun. 07, 2024	May 06, 2024	Apr. 21, 2024	Mar. 26, 2024	Mar. 20, 2024	Feb. 07, 2024	Feb. 02, 2024	Jan. 05, 2024	Dec. 15, 2023	Nov. 07, 2023	Oct. 07, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 11, 2023	Dec. 05, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 25, 2024	May 22, 2024	Apr. 18, 2024	Dec. 13, 2023
Subsequent Events [Line Items]
Cash deposited in Trust Account	$ 10,381.6	$ 10,381.6	$ 20,000				$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 1,196,026	$ 80,000				$ 560,000
Amount withdrew from trust account						$ 1,049,360											$ 2,497,250	$ 3,049,360
Income tax payments																		$ 317,900	317,900					$ 1,447,900
Installment payments																$ 1,130,000
Additional amount in to the trust account						$ 36,285.07
Deferred compensation																			132,500
Service fees					$ 7,500														$ 7,500
Jeffrey J. Gary [Member]
Subsequent Events [Line Items]
Aggregate principal amount																						$ 10,000	$ 25,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Cash deposited in Trust Account										$ 20,000
Subsequent Event [Member] | Unsecured Promissory Note [Member]
Subsequent Events [Line Items]
Aggregate principal amount																					$ 35,000
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per private warrant (in Dollars per share)																					$ 11.5
Forecast [Member]
Subsequent Events [Line Items]
Cash deposited in Trust Account				$ 20,000
Private Placement Warrants [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per private warrant (in Dollars per share)																					$ 1